UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30,2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 26, 2005

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     88
Form 13F Information Table Value Total:     431470
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      264  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     4163 98192.00 SH       SOLE                 98192.00
Alliance Data Sys Corp         COM              018581108     6291 160700.00SH       SOLE                160700.00
American Intn'l Group          COM              026874107      206  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100     9906 230525.00SH       SOLE                230525.00
Amgen Inc                      COM              031162100      263  3307.00 SH       SOLE                  3307.00
Amphenol Corp Cl A             COM              032095101     3468 85975.00 SH       SOLE                 85975.00
AptarGroup Inc                 COM              038336103    14525 291600.00SH       SOLE                291600.00
Arrow Electronics, Inc         COM              042735100     2415 77000.00 SH       SOLE                 77000.00
BISYS Group Inc                COM              055472104     1524 113450.00SH       SOLE                113450.00
BP PLC - Sponsored ADR         COM              055622104      590  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6373 251417.00SH       SOLE                251417.00
Bank of America Corp           COM              060505104      493 11720.00 SH       SOLE                 11720.00
Beckman Coulter Inc            COM              075811109     7969 147625.00SH       SOLE                147625.00
Bed Bath & Beyond Inc          COM              075896100     4820 119950.00SH       SOLE                119950.00
Biomet, Inc                    COM              090613100     7381 212661.00SH       SOLE                212661.00
C R Bard                       COM              067383109    14178 214725.00SH       SOLE                214725.00
C.H. Robinson Wrldwd           COM              12541w209     9248 144200.00SH       SOLE                144200.00
CDW Corporation                COM              12512N105     5223 88650.00 SH       SOLE                 88650.00
Certegy                        COM              156880106     8061 201412.00SH       SOLE                201412.00
Charles River Labs             COM              159864107     3202 73400.00 SH       SOLE                 73400.00
Chevron Texaco Corp            COM              166764100     1713 26466.00 SH       SOLE                 26466.00
Cintas Corp                    COM              172908105     6694 163075.00SH       SOLE                163075.00
Cisco Systems Inc              COM              17275R102      223 12424.00 SH       SOLE                 12424.00
Citigroup Inc                  COM              172967101      419  9201.00 SH       SOLE                  9201.00
Comcast Corp Cl A SPL          COM              20030N200      201  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     8916 194550.00SH       SOLE                194550.00
Costco Wholesale Corp          COM              22160K105     1330 30872.00 SH       SOLE                 30872.00
D&B Corp                       COM              26483E100      234  3550.00 SH       SOLE                  3550.00
Danaher Corp                   COM              235851102    18406 341929.00SH       SOLE                341929.00
Donaldson Co                   COM              257651109    17790 582716.00SH       SOLE                582716.00
E.W. Scripps Co Cl A           COM              811054204     2968 59400.00 SH       SOLE                 59400.00
Edwards Lifesciences           COM              28176E108     4768 107360.00SH       SOLE                107360.00
Equifax Inc                    COM              294429105     8508 243500.00SH       SOLE                243500.00
Expeditors International       COM              302130109     1777 31300.00 SH       SOLE                 31300.00
Exxon Mobil Corp               COM              30231G102     2909 45777.00 SH       SOLE                 45777.00
Fastenal Co.                   COM              311900104     4551 74500.00 SH       SOLE                 74500.00
Fifth Third Bancorp            COM              316773100     1177 32037.00 SH       SOLE                 32037.00
First Data Corp                COM              319963104    16904 422608.00SH       SOLE                422608.00
Fiserv, Inc                    COM              337738108    18932 412740.00SH       SOLE                412740.00
General Electric Co            COM              369604103     4620 137205.00SH       SOLE                137205.00
Genlyte Group Inc              COM              372302109     2168 45100.00 SH       SOLE                 45100.00
Global Payments Inc.           COM              37940X102     5248 67525.00 SH       SOLE                 67525.00
Henry Schein Inc               COM              806407102     5823 136625.00SH       SOLE                136625.00
Home Depot Inc                 COM              437076102      206  5391.00 SH       SOLE                  5391.00
Honeywell Intn'l Inc           COM              438516106      360  9604.00 SH       SOLE                  9604.00
Hospira Inc                    COM              441060100     8143 198748.00SH       SOLE                198748.00
ITT Industries                 COM              450911102    10724 94400.00 SH       SOLE                 94400.00
Idex Corp                      COM              45167R104    17286 406253.00SH       SOLE                406253.00
Int'l Business Machines        COM              459200101     1132 14108.00 SH       SOLE                 14108.00
Intel Corp                     COM              458140100      442 17915.85 SH       SOLE                 17915.85
J P Morgan Chase & Co          COM              46625H100      278  8184.00 SH       SOLE                  8184.00
Johnson & Johnson              COM              478160104     1097 17329.00 SH       SOLE                 17329.00
Landstar System Inc            COM              515098101     3491 87220.00 SH       SOLE                 87220.00
M & T Bank Corp                COM              55261F104     3515 33250.00 SH       SOLE                 33250.00
MSC Industrial Direct Co Cl A  COM              553530106     5728 172675.00SH       SOLE                172675.00
Marshall & Ilsley Corp         COM              571834100     7139 164075.00SH       SOLE                164075.00
Micron Technology              COM              595112103      145 10868.00 SH       SOLE                 10868.00
Microsoft Corp                 COM              594918104      350 13609.00 SH       SOLE                 13609.00
National City Corp             COM              635405103     4790 143250.00SH       SOLE                143250.00
New York Community Bancorp     COM              649445103      227 13833.00 SH       SOLE                 13833.00
North Fork Bancorp             COM              659424105    16315 639785.00SH       SOLE                639785.00
Pactiv Corp                    COM              695257105     4007 228700.00SH       SOLE                228700.00
Patterson Companies Inc        COM              703395103     7137 178300.00SH       SOLE                178300.00
Pentair Inc                    COM              709631105     5390 147675.00SH       SOLE                147675.00
Pepsico Inc                    COM              713448108      221  3900.00 SH       SOLE                  3900.00
Pfizer Inc                     COM              717081103      500 20027.00 SH       SOLE                 20027.00
Quest Diagnostics Inc          COM              74834L100    11662 230750.00SH       SOLE                230750.00
Robert Half Int'l Inc          COM              770323103     3244 91150.00 SH       SOLE                 91150.00
Rockwell Collins Inc           COM              774341101     3509 72625.00 SH       SOLE                 72625.00
Royal Dutch Shell PLC-ADR A    COM              780259206      396  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     6437 135626.00SH       SOLE                135626.00
Teleflex Inc                   COM              879369106    16259 230627.00SH       SOLE                230627.00
Texas Instruments              COM              882508104      363 10700.00 SH       SOLE                 10700.00
U.S. Bancorp                   COM              902973304     8061 287089.86SH       SOLE                287089.86
UCBH Holdings Inc.             COM              90262T308     4849 264550.00SH       SOLE                264550.00
Varian Medical Systems         COM              92220P105      853 21600.00 SH       SOLE                 21600.00
Viacom Inc Cl B                COM              925524308      701 21242.00 SH       SOLE                 21242.00
Washington Mutual Inc          COM              939322103      412 10507.00 SH       SOLE                 10507.00
Waters Corp                    COM              941848103     5133 123400.00SH       SOLE                123400.00
Wells Fargo & Co.              COM              949746101     2672 45619.00 SH       SOLE                 45619.00
Westamerica Bancorp            COM              957090103     4896 94800.00 SH       SOLE                 94800.00
Zions Bancorporation           COM              989701107    15027 210990.00SH       SOLE                210990.00
Franklin Templeton, Oregon Tax COM              354723785      257 21582.7140SH      SOLE               21582.7140
Lord Abbett Affiliated Fund Cl COM              544001100      479 32385.6320SH      SOLE               32385.6320
MFS Charter Income Trust       COM              552727109       87 10000.0000SH      SOLE               10000.0000
Prudent Bear Fund              COM              744294109       65 11872.2350SH      SOLE               11872.2350
Vanguard 500 Index Fund        COM              922908108      640 5656.9850SH       SOLE                5656.9850